Transaction (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of transaction price allocated to remaining performance obligations [text block] [Abstract]
Value of its equity interests	$ 5
PSP Investments payment	$ 7